Loss per share (Details Narrative) - USD ($)	May 12, 2026	May 11, 2026	Jan. 23, 2024
IfrsStatementLineItems [Line Items]
Shares issued			1
Events after reporting [member]
IfrsStatementLineItems [Line Items]
Divided paid	$ 200,000	$ 50,000
Shares issued	2,000,000,000	500,000,000
Dividends per share price	$ 0.0001	$ 0.0001
Events after reporting [member] | Bonus Shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	100,000